InvestorACAndInstitutional [Member] Expense Example - Investor A, C and Institutional - BLACKROCK EMERGING MARKETS FUND, INC.	Apr. 30, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 633
Expense Example, with Redemption, 3 Years	913
Expense Example, with Redemption, 5 Years	1,213
Expense Example, with Redemption, 10 Years	2,064
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	290
Expense Example, with Redemption, 3 Years	640
Expense Example, with Redemption, 5 Years	1,116
Expense Example, with Redemption, 10 Years	2,241
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	310
Expense Example, with Redemption, 5 Years	549
Expense Example, with Redemption, 10 Years	$ 1,234